Summary of significant accounting policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Number of Reportable Segments | Segment	2
Allowance for credit losses	$ 2,555		$ 2,571	$ 2,420
Inventory obsolescence	0		86,656
Allowance for credit losses related to other receivables	25,853		0
Allowance for doubtful account related to prepaid expenses and other current assets	0		0
Impairment of property and equipment	0	$ 0
Impairment of intangiable assets	0	0
Impairment loss of long-lived assets	0	0
Contract assets	0		0
Contract liability	0		0
Contract assets	0		0
Contract liabilities	242,341		$ 522,030
Advertising cost	51,619	30,648
Employee expenses	203,502	198,960
Penalties and interest	$ 0	0
Lease term description	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset
Underlying asset description	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset
Finance lease impairment loss	$ 0	$ 0
Convertible Debt Securities [Member]
Antidilutive shares | shares	33		1,876
Warrants Convertible Debt [Member]
Antidilutive shares | shares	222,931		222,931
SINGAPORE
Goods and services taxes rate	9.00%	9.00%
Central Provident Fund [Member]
Employee plan description	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase
Skill Development Levy [Member]
Employee plan description	up to 0.25% based on employee’s monthly salary capped approximately $8.3 (SGD 11.25) for each employee
Social Security Organization [Member]
Employee plan description	1.75% based on employee’s monthly salary capped of RM 4,000
Employees Provident Fund [Member]
Employee plan description	12% based on employee’s monthly salary
Employment Insurance System [Member]
Employee plan description	0.2% based on employee’s monthly salary capped of RM 4,000
UG Digitech Sdn Bhd [Member]
Ownership percentage	39.30%		39.30%
UG Digitech Private Limited (“UGD”) [Member]
Ownership percentage	100.00%
Ownership subsidiary percentage	98.30%		98.30%
Carrying amount	$ 0		$ 0